Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Components of the tax expense
Corporation tax charge in year	€ 44.4	€ 96.5	€ 152.0
Deferred tax charge relating to origination and reversal of temporary differences	(22.8)	(33.4)	9.1
Tax expense	€ 21.6	€ 63.1	€ 161.1